Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Net earnings (loss)	$ (120,138)	$ 6,618
Unrealized loss on translation of assets and liabilities of operations denominated in foreign currency	(25,925)	(106,781)
Foreign exchange gain on net investment hedge with U.S. denominated debt	23,853	79,022
Tax benefit related to net investment hedge of long-term debt	5,398
Comprehensive loss	$ (116,812)	$ (21,141)